Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	$ 269,618	$ 278,113
Total investment securities available for sale, Gross Unrealized Gains	7,621	6,869
Total investment securities available for sale, Gross Unrealized Losses	784	512
Total investment securities available for sale, Fair Value	276,455	284,470
U.S. agency securities [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	31,522	48,854
Total investment securities available for sale, Gross Unrealized Gains	1,477	1,101
Total investment securities available for sale, Gross Unrealized Losses	11	35
Total investment securities available for sale, Fair Value	32,988	49,920
State and municipal securities [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	527	529
Total investment securities available for sale, Gross Unrealized Gains	104	79
Total investment securities available for sale, Gross Unrealized Losses		0
Total investment securities available for sale, Fair Value	631	608
Corporate bonds [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	2,864	2,811
Total investment securities available for sale, Gross Unrealized Gains	89	0
Total investment securities available for sale, Gross Unrealized Losses		115
Total investment securities available for sale, Fair Value	2,953	2,696
Mortgage-backed securities-agency [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	202,024	224,578
Total investment securities available for sale, Gross Unrealized Gains	5,431	5,688
Total investment securities available for sale, Gross Unrealized Losses	261	330
Total investment securities available for sale, Fair Value	207,194	229,936
Mortgage-backed securities-non-agency [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	32,161
Total investment securities available for sale, Gross Unrealized Gains	476
Total investment securities available for sale, Gross Unrealized Losses	485
Total investment securities available for sale, Fair Value	32,152
Equity securities [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	520	1,341
Total investment securities available for sale, Gross Unrealized Gains	44	1
Total investment securities available for sale, Gross Unrealized Losses	27	32
Total investment securities available for sale, Fair Value	$ 537	$ 1,310